Stock-based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Employee Stock Option [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years 9 months 22 days
Volatility	28.28%
Dividend Yield	0.00%
Discount Rate	2.21%
Employee Stock Option [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years 9 months 22 days
Volatility		28.61%
Dividend Yield		0.00%
Discount Rate		2.13%